CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Cash flows from operating activities
Net loss	$ (1,466)	$ (1,040)	$ (1,510)
Net loss from discontinued operations, net of tax	(1,203)	(930)	(1,310)
Net loss from continuing operations	(263)	(110)	(200)
Adjustments to reconcile net loss from continuing operations to net cash provided by operating activities:
Goodwill and intangible asset impairment charges	6	92	110
Asset impairment and other charges	283	6	63
Net (gain) loss on sale of assets and exits of surplus leases	(6)	(25)	18
Depreciation and amortization	365	355	354
LIFO charge	4	16	5
Deferred income taxes	(50)	13	(4)
Stock-based compensation	13	13	14
Net pension and other postretirement benefits cost	102	106	91
Contributions to pension and other postretirement benefit plans	(98)	(83)	(154)
Other adjustments	26	21	18
Changes in operating assets and liabilities:
Receivables	30	(6)	(26)
Inventories	51	10	(20)
Accounts payable and accrued liabilities	(69)	(108)	(4)
Income taxes payable	75	55	81
Other changes in operating assets and liabilities	(52)	(27)	(53)
Net cash provided by operating activities - continuing operations	417	328	293
Net cash provided by operating activities - discontinued operations	481	728	870
Net cash provided by operating activities	898	1,056	1,163
Cash flows from investing activities
Proceeds from sale of assets	38	29	16
Purchases of property, plant and equipment	(228)	(402)	(323)
Other	1	3	(8)
Net cash used in investing activities - continuing operations	(189)	(370)	(315)
Net cash (used in) provided by investing activities - discontinued operations	(175)	(114)	88
Net cash used in investing activities	(364)	(484)	(227)
Cash flows from financing activities
Proceeds from issuance of long-term debt	1,713	291	180
Payments of long-term debt and capital lease obligations	(2,099)	(700)	(155)
Dividends paid	(37)	(74)	(74)
Net proceeds from the sale of common stock under option plans and related tax benefits			2
Payments for debt financing costs	(66)	(8)	(25)
Payments for purchase of treasury shares			(3)
Other	(7)	(2)	(3)
Net cash used in financing activities - continuing operations	(496)	(493)	(78)
Net cash used in financing activities - discontinued operations	(46)	(94)	(897)
Net cash used in financing activities	(542)	(587)	(975)
Net decrease in cash and cash equivalents	(8)	(15)	(39)
Cash and cash equivalents at beginning of year	157	172	211
Cash and cash equivalents at end of year	149	157	172
Less cash and cash equivalents of discontinued operations at end of year	(77)	(93)	(93)
Cash and cash equivalents of continuing operations at end of year	72	64	79
The Company's non-cash activities were as follows:
Capital lease asset additions and related obligations	13	1
Purchases of property, plant and equipment included in Accounts payable	10	44	28
Interest and income taxes paid:
Interest paid (net of amount capitalized)	232	227	201
Income taxes paid (net of refunds)	$ 31	$ 73	$ 11